CAPITALIZED LEASES (Details)	Jun. 30, 2017 USD ($)
For the year ending December 31,
2017 (remainder of the year)	$ 318,000
2018	991,537
2019	1,023,860
2020	1,023,860
2021	1,023,860
Total minimum lease payments	4,381,117
Less amount representing interest	1,190,633
Present value of minimum lease payments	3,190,484
Long-term present value of minimum lease payment	$ 2,809,915